Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002893
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class AAA
C000002895
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class C
C000002896
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class I
C000002892
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,519	26,910	22,501	25,175	17,881	16,632	15,063	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,519	26,910	22,501	25,175	17,881	16,632	15,063	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 33,519	$ 26,910	$ 22,501	$ 25,175	$ 17,881	$ 16,632	$ 15,063	$ 13,170	$ 11,171	$ 10,742